Investments in Affiliates Equity Investee Summarized Financial Information (Details 2) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investment, Summarized Financial Information [Abstract]
Revenue	$ 69.6	$ 131.5	$ 356.4	$ 386.1	$ 293.9
Gross profit	23.0	7.0	68.3	93.2	103.7
Net income (loss)	$ 7.8	$ (24.6)	(9.8)	10.8	$ 20.1
Current assets			89.3	211.8
Noncurrent assets			66.9	879.1
Current liabilities			14.5	157.1
Noncurrent liabilities			$ 33.8	$ 516.6